SUPPLEMENT TO THE FIDELITY ASSET
MANAGER: AGGRESSIVESM NOVEMBER 23, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 21.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 21.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 22.

FMR pays FIMM, FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE FIDELITY
ASSET MANAGER: GROWTHSM
NOVEMBER 23, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 23.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 23.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 24.

FMR pays FIMM, FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE FIDELITY
ASSET MANAGER:
INCOMESM
NOVEMBER 23, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 23.

(small solid bullet)Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 23.

(small solid bullet)Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 24.

FMR pays FIMM, FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE FIDELITY(registered trademark) ASSET MANAGERSM FUNDS NOVEMBER 23, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 20.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements the information found in the "Fund Management" section on page 20.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section on page 20.

FMR pays FIMM, FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE SPARTAN(registered trademark) INVESTMENT GRADE BOND FUND NOVEMBER 23,1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 21.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 21.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 22.

FMR pays FIMM, FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ASSET
MANAGERSM
NOVEMBER 23, 1999 PROSPECTUS

The following information replaces similar information found in the "Fund Management" section on page 22.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 22.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section beginning on page 22.

FMR pays FIMM, FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.


SUPPLEMENT TO THE SPARTAN(registered trademark) INVESTMENT GRADE BOND
FUND
A FUND OF FIDELITY CHARLES STREET TRUST
NOVEMBER 23, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION ON PAGE 15.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 15.

NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

THE FOLLOWING INFORMATION SUPPLEMENTS SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 15.

MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE IN THE
"TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 15.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of the fund for his or her services for the fiscal year ended September 30, 1999, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE


Trustees and Members of the      Aggregate Compensation from     Total Compensation from the
Advisory Board                   Spartan Investment Grade BondB  Fund Complex*A

Edward C. Johnson 3d**           $ 0                             $ 0

Abigail P. Johnson**             $ 0                             $ 0

J. Gary Burkhead**               $ 0                             $ 0

Ralph F. Cox                     $ 418                           $ 223,500

Phyllis Burke Davis              $ 403                           $ 220,500

Robert M. Gates                  $ 415                           $ 223,500

E. Bradley Jones****             $ 415                           $ 222,000

Donald J. Kirk                   $ 416                           $ 226,500

Ned C. Lautenbach***             $ 0                             $ 0

Peter S. Lynch**                 $ 0                             $ 0

William O. McCoy                 $ 415                           $ 223,500

Gerald C. McDonough              $ 509                           $ 273,500

Marvin L. Mann                   $ 415                           $ 220,500

Robert C. Pozen**                $ 0                             $ 0

Thomas R. Williams               $ 407                           $ 223,500


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the fund, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31,
1999.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash.

THE FOLLOWING INFORMATION SUPPLEMENTS SIMILAR INFORMATION FOUND IN THE "CONTROL OF INVESTMENT ADVISERS" SECTION ON PAGE 18.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity Investments Japan Limited (FIJ). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIL provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION BEGINNING ON PAGE 18.

On behalf of the fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the fund.

THE FOLLOWING INFORMATION SUPPLEMENTS SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION BEGINNING ON PAGE 18.

On behalf of the fund, FMR Far East has entered into a sub-advisory agreement with FIJ pursuant to which FMR Far East may receive from FIJ investment research and advice relating to Japanese issuers (and such other Asian issuers as FMR Far East may designate).

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION BEGINNING ON PAGE 18.

For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services. For providing non-discretionary investment advice and research services, FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.


SUPPLEMENT TO THE
FIDELITY(registered trademark) ASSET MANAGER: INCOME
FIDELITY ASSET MANAGER(registered trademark)
FIDELITY ASSET MANAGER: GROWTH
FIDELITY ASSET MANAGER: AGGRESSIVE
NOVEMBER 23, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 26.

MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION ON PAGE 27.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 27.

NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 29.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended September 30, 1999, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE

AGGREGATE COMPENSATION FROM   Edward C. Johnson 3d**  Abigail P. Johnson **  J. Gary  Burkhead**  Ralph F. Cox
A FUND

Asset Manager: IncomeB        $ 0                     $ 0                    $ 0                  $ 279

Asset ManagerB,C,E            $ 0                     $ 0                    $ 0                  $ 3,888

Asset Manager: GrowthB,D,E    $ 0                     $ 0                    $ 0                  $ 1,583

Asset Manager: Aggressive+,B  $ 0                     $ 0                    $ 0                  $ 28

TOTAL COMPENSATION FROM THE   $ 0                     $ 0                     $ 0                 $223,500
FUND COMPLEX*,A



AGGREGATE COMPENSATION
FROM                    Phyllis Burke Davis  Robert  M. Gates  E. Bradley Jones ****  Donald J. Kirk  Ned C. Lautenbach***
A FUND

Asset Manager: IncomeB  $ 268                $ 277             $ 277                  $ 277           $ 0

Asset ManagerB,C,E      $ 3,734              $ 3,861           $ 3,860                $ 3,863         $ 0

Asset Manager:
GrowthB,D,E             $ 1,519              $ 1,572           $ 1,572                $ 1,573         $ 0

Asset Manager:
Aggressive+,B           $ 28                 $ 28              $ 28                   $ 29            $ 0

TOTAL COMPENSATION
FROM THE                $ 220,500            $ 223,500         $ 220,000              $ 226,500       $ 0
FUND COMPLEX*,A




AGGREGATE COMPENSATION FROM Peter S. Lynch **  William O. McCoy  Gerald C. Mc- Donough  Marvin L. Mann  Robert C. Pozen **
A FUND

Asset Manager: IncomeB      $ 0                $ 277             $ 339                  $ 277           $ 0

Asset ManagerB,C,E          $ 0                $ 3,861           $ 4,727                $ 3,861         $ 0

Asset Manager: GrowthB,D,E  $ 0                $ 1,572           $ 1,926                $ 1,572         $ 0

Asset Manager: Aggressive+,B $ 0               $ 28              $ 35                   $ 28            $ 0

TOTAL COMPENSATION FROM THE $ 0                $ 223,500         $ 273,500              $ 220,500       $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM   Thomas R. Williams
A FUND

Asset Manager: IncomeB        $ 272

Asset ManagerB,C,E            $ 3,786

Asset Manager: GrowthB,D,E    $ 1,541

Asset Manager: Aggressive+,B  $ 28

TOTAL COMPENSATION FROM THE   $ 223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31,
1999.

+ Estimated

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1,757; Phyllis Burke Davis, $1,757; Robert M. Gates, $1,757; E. Bradley Jones, $1,757; Donald J. Kirk, $1,757; William O. McCoy, $1,757; Gerald C. McDonough, $2,049; Marvin L. Mann, $1,757; and Thomas R. Williams, $1,757.

D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $716; Phyllis Burke Davis, $716; Robert M. Gates, $716; E. Bradley Jones, $716; Donald J. Kirk, $716; William O. McCoy, $716; Gerald C. McDonough, $835; Marvin L. Mann, $716; and Thomas R. Williams, $716.

E Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
Ralph F. Cox, $1,470, Asset Manager; Marvin L. Mann, $393, Asset Manager; William O. McCoy, $1,470, Asset Manager; Thomas R. Williams, $1,470, Asset Manager; Ralph F. Cox, $599, Asset Manager: Growth; Marvin L. Mann, $154, Asset Manager: Growth; William O. McCoy, $599, Asset Manager: Growth; Thomas R. Williams, $599, Asset Manager:
Growth.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "CONTROL OF INVESTMENT ADVISERS" SECTION ON PAGE 30.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity Investments Japan Ltd. (FIJ). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIL provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 34.

On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 34.

On behalf of each fund, FMR Far East has entered into a sub-advisory agreement with FIJ pursuant to which FMR Far East may receive from FIJ investment research and advice relating to Japanese issuers (and such other Asian issuers as FMR Far East may designate).

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 34.

For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services. For providing non-discretionary investment advice and research services, FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.